Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 1,097,422,190	$ 971,053,138	$ 898,264,147
Cost of sales	(704,479,179)	(587,401,731)	(602,054,045)
Administrative and selling expenses	(101,430,467)	(101,085,244)	(90,963,332)
Other operating income	129,747,106	165,304,546	680,945,993
Other operating expenses	(111,836,786)	(54,165,109)	(43,338,742)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	60,950,354	(134,286,909)	126,029,102
Operating income	370,373,218	259,418,691	968,883,123
Depreciation of property, plant and equipment	(160,708,271)	(146,142,462)	(183,545,551)
Amortization of intangible assets	(2,276,917)	(3,540,349)	(17,604,337)
Adjusted EBITDA (4)	533,358,406	409,101,502	1,170,033,011
Operating income	370,373,218	259,418,691	968,883,123
Other results (3)	(17,525,179)	(178,839,709)	(550,755,802)
Net income	352,848,039	80,578,982	418,127,321
Total assets	3,669,789,798	3,501,901,650	4,019,932,894
Total liabilities	(1,053,671,890)	1,051,007,508	1,566,152,183
Electric Power Generation Conventional [Member]
IfrsStatementLineItems [Line Items]
Revenues	877,879,872	751,244,644	704,990,090
Cost of sales	(593,931,020)	(475,645,906)	(514,082,128)
Administrative and selling expenses	(78,207,839)	(83,587,433)	(80,847,347)
Other operating income	101,325,812	122,785,168	606,507,980
Other operating expenses	(20,243,151)	(33,785,608)	(31,396,317)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	58,179,470	(94,926,264)	58,326,548
Operating income	345,003,144	186,084,601	743,498,826
Depreciation of property, plant and equipment	(112,954,648)	(99,268,735)	(144,687,744)
Amortization of intangible assets	(502,891)	(1,760,122)	(15,841,102)
Adjusted EBITDA (4)	458,460,683	287,113,458	904,027,672
Total assets	2,262,785,808	2,117,645,961	2,505,487,593
Total liabilities	(691,537,091)	498,169,489	859,834,280
Electric Power Generation Renewable [Member]
IfrsStatementLineItems [Line Items]
Revenues	169,324,254	162,921,790	158,205,416
Cost of sales	(67,579,029)	(63,868,226)	(55,600,820)
Administrative and selling expenses	(5,333,795)	(6,562,991)	(5,504,417)
Other operating income	27,167,985	11,580,550	31,023,115
Other operating expenses	(6,255,950)	(16,925,595)	(637,059)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets	2,770,884	(39,360,645)	67,702,554
Operating income	120,094,349	47,784,883	195,188,789
Depreciation of property, plant and equipment	(43,939,953)	(43,827,301)	(37,658,237)
Amortization of intangible assets	(1,774,026)	(1,780,227)	(1,763,235)
Adjusted EBITDA (4)	165,808,328	93,392,411	234,610,261
Total assets	822,116,104	866,213,776	1,056,314,777
Total liabilities	(307,838,550)	480,348,023	655,304,956
Forest Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues	19,080,032	28,743,075	16,658,571
Cost of sales	(21,002,788)	(27,909,551)	(15,455,324)
Administrative and selling expenses	(11,000,615)	(10,934,820)	(4,611,568)
Other operating income	1,326,325	30,781,835	43,030,067
Other operating expenses	(85,332,271)	(3,448,002)	(11,255,155)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets
Operating income	(96,929,317)	17,232,537	28,366,591
Depreciation of property, plant and equipment	(3,638,539)	(2,836,641)	(996,042)
Amortization of intangible assets
Adjusted EBITDA (4)	(93,290,778)	20,069,178	29,362,633
Total assets	375,024,768	465,801,459	448,075,704
Total liabilities	(49,690,281)	43,432,524	45,390,784
Natural Gas Distribution [Member]
IfrsStatementLineItems [Line Items]
Revenues	499,495,314	654,626,123	424,411,998
Cost of sales	(317,366,460)	(422,737,917)	(345,277,354)
Administrative and selling expenses	(71,853,556)	(97,222,347)	(89,165,538)
Other operating income	6,660,863	9,853,068	18,000,810
Other operating expenses	(11,754,697)	(5,976,052)	(5,086,438)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets
Operating income	105,181,464	138,542,875	2,883,478
Depreciation of property, plant and equipment	(21,920,948)	(32,636,241)	(33,678,957)
Amortization of intangible assets	(1,065,922)	(1,384,223)	(1,410,103)
Adjusted EBITDA (4)	128,168,334	172,563,339	37,972,538
Total assets	602,514,302	793,317,624	700,322,646
Total liabilities	(246,067)	289,007,324	242,420,300
Others [Member]
IfrsStatementLineItems [Line Items]
Revenues	24,543,940	20,137,230	13,087,277
Cost of sales	(16,853,449)	(14,728,093)	(14,186,106)
Administrative and selling expenses	(6,888,218)
Other operating income	(73,016)	156,993	384,831
Other operating expenses	(5,414)	(5,904)	(50,212)
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets
Operating income	723,843	5,560,226	(764,210)
Depreciation of property, plant and equipment	(175,131)	(209,785)	(203,528)
Amortization of intangible assets
Adjusted EBITDA (4)	898,974	5,770,011	(560,682)
Total assets	209,827,077	51,434,241	9,834,801
Total liabilities	(4,605,968)	29,057,472	5,622,162
Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenues	(492,901,222)	(646,619,724)	(419,089,205)
Cost of sales	312,253,567	417,487,962	342,547,687
Administrative and selling expenses	71,853,556	97,222,347	89,165,538
Other operating income	(6,660,863)	(9,853,068)	(18,000,810)
Other operating expenses	11,754,697	5,976,052	5,086,439
Impairment Reversal (Impairment) of property, plant and equipment and intangible assets
Operating income	(103,700,265)	(135,786,431)	(290,351)
Depreciation of property, plant and equipment	21,920,948	32,636,241	33,678,957
Amortization of intangible assets	1,065,922	1,384,223	1,410,103
Adjusted EBITDA (4)	(126,687,135)	(169,806,895)	(35,379,411)
Total assets	(602,478,261)	(792,511,411)	(700,102,627)
Total liabilities	$ 246,067	$ (289,007,324)	$ (242,420,299)